UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JCK Partners, L.P.
Address: 745 Fifth Avenue, 16th Floor

         New York, New York  10151

13F File Number:  28-11766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dennis Javer
Title:     Chief Financial Officer
Phone:     646-720-9200

Signature, Place, and Date of Signing:

     Dennis Javer     New York, New York     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $342,581 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCAN INC                       COM             013716105    29902   298782 SH       SOLE                   298782        0        0
ALDABRA 2 ACQUISITION CORP      *W EXP 06/18/20101408A111     1379   150000 SH       SOLE                   150000        0        0
ALDABRA 2 ACQUISITION CORP      COM             01408A103     1379   150000 SH       SOLE                   150000        0        0
ALTERNATIVE ASSET MGMT ACQU     *W EXP 08/01/20102149U119     2646   300000 SH       SOLE                   300000        0        0
ALTERNATIVE ASSET MGMT ACQU     COM             02149U101     2646   300000 SH       SOLE                   300000        0        0
ALTRIA GROUP INC                PUT             02209S953     7794   112100 SH  PUT  SOLE                   112100        0        0
ALTRIA GROUP INC                COM             02209S103    12459   179189 SH       SOLE                   179189        0        0
AMERICA MOVIL SAB DE CV         PUT             02364W955     4371    68300 SH  PUT  SOLE                    68300        0        0
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105    13825   216012 SH       SOLE                   216012        0        0
ASSISTED LIVING CONCPT NEV N    CL A            04544X102     3857   422025 SH       SOLE                   422025        0        0
AVAYA INC                       COM             053499109     8480   500000 SH       SOLE                   500000        0        0
BALDOR ELEC CO                  COM             057741100    12773   319728 SH       SOLE                   319728        0        0
BENEFICIAL MUTUAL BANCORP IN    COM             08173R104     4931   505773 SH       SOLE                   505773        0        0
BLOCK H & R INC                 COM             093671105     6188   292146 SH       SOLE                   292146        0        0
CENVEO INC                      COM             15670S105    16259   751700 SH       SOLE                   751700        0        0
COMCAST CORP NEW                PUT             20030N951    13820   571600 SH  PUT  SOLE                   571600        0        0
COMCAST CORP NEW                CL A            20030N101    14388   595027 SH       SOLE                   595027        0        0
COMMUNITY BANKERS ACQUISITN     COM             20361R101      736   100000 SH       SOLE                   100000        0        0
COREL CORP NEW                  COM             21869X103     3313   258595 SH       SOLE                   258595        0        0
CSK AUTO CORP                   COM             125965103     3712   348545 SH       SOLE                   348545        0        0
DADE BEHRING HLDGS INC          COM             23342J206    15354   201100 SH       SOLE                   201100        0        0
DOMTAR CORP                     COM             257559104    20911  2550157 SH       SOLE                  2550157        0        0
GLOBAL LOGISTICS ACQUISITION    COM             379414105      969   125000 SH       SOLE                   125000        0        0
GREAT ATLANTIC & PAC TEA INC    PUT             390064953      892    29300 SH  PUT  SOLE                    29300        0        0
GREAT ATLANTIC & PAC TEA INC    COM             390064103    18860   619188 SH       SOLE                   619188        0        0
GRUBB&ELLIS RLTY ADVISORS IN    COM             400096103      444    75000 SH       SOLE                    75000        0        0
HELIX ENERGY SOLUTIONS GRP I    COM             42330P107    26718   629262 SH       SOLE                   629262        0        0
INTL PAPER CO                   CALL            460146903     1976    55100 SH  CALL SOLE                    55100        0        0
JK ACQUISITION CORP             COM             47759H106      460    77692 SH       SOLE                    77692        0        0
LODGENET ENTMT CORP             COM             540211109    12736   502195 SH       SOLE                   502195        0        0
MANOR CARE INC NEW              COM             564055101    10282   159657 SH       SOLE                   159657        0        0
NATIONAL HEALTH INVS INC        COM             63633D104     3015    97528 SH       SOLE                    97528        0        0
NORTH AMERN INS LEADERS INC     COM             65687M104      847   110000 SH       SOLE                   110000        0        0
NTR ACQUISITION CO              COM             629415100     2844   300000 SH       SOLE                   300000        0        0
NTR ACQUISITION CO              *W EXP 06/28/201629415118     2844   300000 SH       SOLE                   300000        0        0
PATHMARK STORES INC NEW         COM             70322A101     6625   519614 SH       SOLE                   519614        0        0
PHARMERICA CORP                 COM             71714F104     6148   412068 SH       SOLE                   412068        0        0
RURAL CELLULAR CORP             CL A            781904107    11174   256879 SH       SOLE                   256879        0        0
SERVICE CORP INTL               COM             817565104     9452   732701 SH       SOLE                   732701        0        0
TRIMAS CORP                     COM NEW         896215209     9287   699830 SH       SOLE                   699830        0        0
VICTORY ACQUISITION CORP        COM             92644D100      930   100000 SH       SOLE                   100000        0        0
VICTORY ACQUISITION CORP        *W EXP 04/24/20192644D118      930   100000 SH       SOLE                   100000        0        0
WESTFIELD FINANCIAL INC NEW     COM             96008P104     3029   311996 SH       SOLE                   311996        0        0
WEYERHAEUSER CO                 COM             962166104    10996   152082 SH       SOLE                   152082        0        0